Acquisition (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Predecessor Acquired Properties

During the three months and nine months ended September 30, 2014, the Company acquired the following properties:

Property	Date Acquired	Percentage Owned
Cherry Creek	January 2014	100%
Plaza 25	June 2014	100%
Lake Vista Pointe	July 2014	100%

During the years ended December 31, 2013 and 2012, the Predecessor acquired the following properties:

Property	Date Acquired	Percentage Owned
Central Fairwinds	May 2012	90%
Corporate Parkway	May 2013	100
Washington Group Plaza	June 2013	89.9

Allocations of Purchase Prices of Assets Acquired And Liabilities Assumed

The following table summarizes the Company’s allocations of the purchase prices of assets acquired and liabilities assumed during the years ended December 31, 2013 and 2012:

	Washington Group Plaza	Corporate Parkway	Total December 31, 2013
Land	$12,748,491	$3,756,354	$16,504,845
Building and improvements	17,999,655	18,579,817	36,579,472
Tenant improvements	2,717,043	1,909,302	4,626,345
Prepaid expenses and other assets	217,170	5,353	222,523
Deferred leasing costs	12,492	—	12,492
Acquired intangible assets	10,470,441	4,149,174	14,619,615
Accounts payable and accrued liabilities	(1,233,521)	—	(1,233,521)
Acquired intangible liabilities	(17,936)	—	(17,936)

Total consideration	$42,913,835	$28,400,000	$71,313,835

December 31, 2012 Central Fairwinds
Land	$1,746,721
Building and improvements	9,073,245
Tenant improvements	677,821
Prepaid expenses and other assets	57,417
Acquired intangible assets	2,644,796
Accounts payable and accrued liabilities	(311,719)

Total consideration	$13,888,281

Results of Properties Operations Since Date of Acquisition on Stand-alone Basis

The Company recognized expenses relating to the Cherry Creek acquisition of $806,344 for the three and nine months ended September 30, 2014. A gain of $4.5 million was recognized from the fair value adjustment associated with the Predecessor’s original ownership due to a change in control, calculated as follows:

Fair value of assets and liabilities acquired	$56,833,436
Less existing mortgage in Cherry Creek	(36,000,000)

20,833,436
Less cash paid to seller	(12,020,893)

Fair value of 42.3% equity interest	8,812,543
Carrying value of investment in Cherry Creek	(4,337,899)

Gain on existing 42.3% equity interest	$4,474,644

The following table presents the results of the properties operations since the date of acquisition on a stand-alone basis:

	December 31, 2013	December 31, 2012
Revenues
Central Fairwinds	$2,931,901	$2,608,056
Corporate Parkway	2,009,568	—
Washington Group Plaza	5,145,114	—

Operating expenses, excluding depreciation and amortization
Central Fairwinds	$1,828,527	$1,536,172
Corporate Parkway	1,084,575	—
Washington Group Plaza	2,675,233	—

Depreciation and amortization
Central Fairwinds	$1,042,786	$753,025
Corporate Parkway	1,496,738	—
Washington Group Plaza	2,313,444	—

Income (loss) from operations
Central Fairwinds	$60,588	$318,859
Corporate Parkway	(571,745)	—
Washington Group Plaza	156,437	—

Schedule of Business Acquisition Pro Forma Results of Operations

The following table presents the unaudited revenues and income from continuing operations for Cherry Creek, Plaza 25 and Lake Vista Pointe on a pro forma basis as if the Predecessor had completed the acquisition of the properties as of January 1, 2013:

	Nine months ended September 30, 2014	Nine months ended September 30, 2013
Total revenues as reported by City Office REIT, Inc. and Predecessor	$26,374,089	$14,625,527
Plus: Cherry Creek	—	5,186,771
Plaza 25	1,672,163	2,964,289
Lake Vista Pointe	1,879,889	2,591,968

Proforma total revenues	$29,926,141	$25,368,555

Total operating income as reported by the City Office REIT, Inc. and Predecessor	$2,099,972	$2,108,319
Property acquisition costs	1,551,347	(1,551,347)
Plus: Cherry Creek	—	527,261
Plaza 25	(91,120)	(161,531)
Lake Vista Pointe	289,237	398,246

Proforma operating income	$3,849,436	$1,320,948

The following table presents the Corporate Parkway and Washington Group Plaza’s unaudited revenues and income from continuing operations on a pro forma basis as if the Predecessor had completed the acquisition of the properties as of January 1, 2012:

	December 31, 2013 (Unaudited)	December 31, 2012 (Unaudited)
Total revenues as reported by the Predecessor	$20,490,578	$11,516,458
Plus: Corporate Parkway	1,130,919	3,013,034
Washington Group Plaza	3,856,118	8,983,513

Proforma total revenues	$25,477,615	$23,513,005

Total operating income as reported by the Predecessor	$2,771,005	$1,298,429
Property acquisition costs	—	(1,479,292)
Plus: Corporate Parkway	211,499	587,805
Plus: Washington Group Plaza	841,506	331,962

Proforma operating income	$3,824,010	$738,904

Cherry Creek [Member]
Allocations of Purchase Prices of Assets Acquired And Liabilities Assumed

The following table summarizes the Company’s preliminary allocation of the purchase price of assets acquired and liabilities assumed during the three and nine months ended September 30, 2014:

Cherry Creek
Land	$25,745,012
Buildings and improvements	15,771,277
Tenant improvements	4,372,849
Acquired intangible assets	12,009,085
Accounts payable and other liabilities	(815,378)
Lease intangible liability	(249,409)

Fair value of assets and liabilities at acquisition	$56,833,436

Plaza 25 [Member]
Allocations of Purchase Prices of Assets Acquired And Liabilities Assumed

The following table summarizes the Company’s preliminary allocation of the purchase price of assets acquired and liabilities assumed during the three and nine months ended September 30, 2014:

Plaza 25
Land	$1,764,235
Buildings and improvements	18,486,580
Tenant improvements	2,075,932
Acquired intangible assets	2,923,754
Prepaid expenses and other assets	1,926
Accounts payable and other liabilities	(640,630)
Lease intangible liability	(327,906)

Total consideration	$24,283,891

Lake Vista Pointe [Member]
Allocations of Purchase Prices of Assets Acquired And Liabilities Assumed

The following table summarizes the Company’s preliminary allocation of the purchase price of assets acquired and liabilities assumed during the three and nine months ended September 30, 2014:

Lake Vista Pointe
Land	$4,115,158
Buildings and improvements	17,562,157
Tenant Improvements	2,581,839
Acquired intangible assets	3,682,828
Prepaid expenses and other assets	29,610
Accounts payable and other liabilities	(1,732,801)

Total consideration	$26,238,791